Investment properties - Lease payments expected to be received in the future under lease contracts (Details) - Investment property - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 42,024	₩ 35,852
Within a year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	13,702	14,784
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	9,414	8,214
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	7,667	3,744
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	4,362	3,172
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	3,438	2,994
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 3,441	₩ 2,944